TAXATION (Details 6) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Taxation
Deductible temporary differences related to other payables and accruals		¥ 1,098	¥ 9,960
Deductible temporary differences related to provision for doubtful accounts		696	314
Total current deferred tax assets		1,794	10,274
Less: Valuation allowance		(49)	(18)
Net current deferred tax assets		1,745	10,256
Tax loss carryforwards		8,761	5,563
Amount offset by non-current deferred tax liabilities		(6,276)	(5,041)
Total non-current deferred tax assets		2,485	522
Less: Valuation allowance		(1,802)	(446)
Net non-current deferred tax assets	$ 105	683	76
Total deferred tax assets		2,428	10,332
Taxable temporary differences related to depreciation period		(4,283)	(3,382)
Taxable temporary differences related to government subsidy income		(25,605)	(14,252)
Taxable temporary differences related to trade names and customer relationships		(11,173)
Amount offset by non-current deferred tax assets		6,276	5,041
Total non-current deferred tax liabilities	$ (5,370)	(34,785)	(12,593)
Total deferred tax liabilities		(34,785)	¥ (12,593)
Net operating loss carryforwards		33,595
Tax loss carryforwards, expiration year	5 years
Expire in 2016
Taxation
Net operating loss carryforwards		¥ 43